2-Cash Equivalents And Short Term Investments	12 Months Ended
Dec. 31, 2011
2-Cash Equivalents And Short Term Investments [Text Block]
2—CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents are comprised of the following:
	December 31,
	2011	2010
Total cash and cash equivalents	4,900	7,369
Short term investments	1,572	1,519
Total cash and cash equivalents, and short term investments	6,472	8,888

Short term investments are comprised of money market funds. The aggregate fair value of the short term investments is consistent with their book value.